Subsequent events (Details) - USD ($)	Oct. 24, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Aggregate maximum borrowing capacity		$ 100,000,000	$ 19,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends declared per share	$ 0.08
Dividends Payable	$ 60,000,000
Annual dividends per share, year to date	$ 0.45
Annual cumulative dividend yield	5.00%
Subsequent Event [Member] | Credit agreement with Texas Capital Bank
Subsequent Event [Line Items]
Aggregate elected commitments	$ 150,000,000.0
Initial borrowing base	325,000,000.0
Aggregate maximum borrowing capacity	1,000,000,000.0
Current borrowing capacity	$ 150,000,000.0